Intangible Assets (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights, Useful Life	50 years		50 years
Land use rights, Expiry date	Mar. 15, 2057		Mar. 15, 2057
Amortization of land use rights	$ 60,355	$ 59,444	$ 79,332	$ 80,186
Amortization expense of intangible assets, First year	80,474		77,467
Amortization expense of intangible assets, Second year	80,474		77,467
Amortization expense of intangible assets, Third year	80,474		77,467
Amortization expense of intangible assets, Fourth year	80,474		77,467
Amortization expense of intangible assets, Fifth year	80,474		77,467
Amortization expense of intangible assets, thereafter	$ 80,474		$ 77,467